Note 15 - Goodwill and Other Intangible Assets - Details of Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Balance		$ 33,298
Balance		31,104	$ 33,298
Balance		31,104	33,298
Goodwill [member]
Statement Line Items [Line Items]
Balance		61,475
Balance		63,062	61,475
Balance		63,062	61,475
Brand names [member]
Statement Line Items [Line Items]
Balance		1,336
Balance		1,336	1,336
Balance		1,336	1,336
Customer-related intangible assets [member]
Statement Line Items [Line Items]
Balance	[1]	6,920
Balance	[1]	6,384	6,920
Balance	[1]	6,384	6,920
Copyrights, patents and other industrial property rights, service and operating rights [member]
Statement Line Items [Line Items]
Balance	[1]	25,042
Balance	[1]	23,384	25,042
Balance	[1]	23,384	25,042
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance		35,646	34,936
Additions arising from business combinations			731
Exchange differences		52	(21)
Balance		35,698	35,646
Balance		35,698	35,646
Gross carrying amount [member] | Goodwill [member]
Statement Line Items [Line Items]
Balance		61,475	40,235
Additions arising from business combinations			22,231
Exchange differences		1,587	(991)
Balance		63,062	61,475
Balance		63,062	61,475
Gross carrying amount [member] | Brand names [member]
Statement Line Items [Line Items]
Balance		1,336	1,336
Additions arising from business combinations			0
Exchange differences		0	0
Balance		1,336	1,336
Balance		1,336	1,336
Gross carrying amount [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Balance	[1]	7,500	7,500
Additions arising from business combinations	[1]		0
Exchange differences	[1]	0	0
Balance	[1]	7,500	7,500
Balance	[1]	7,500	7,500
Gross carrying amount [member] | Copyrights, patents and other industrial property rights, service and operating rights [member]
Statement Line Items [Line Items]
Balance	[1]	26,810	26,100
Additions arising from business combinations	[1]		731
Exchange differences	[1]	52	(21)
Balance	[1]	26,862	26,810
Balance	[1]	26,862	26,810
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance		(2,348)
Balance		(4,594)	(2,348)
Balance		(4,594)	(2,348)
Accumulated depreciation, amortisation and impairment [member] | Goodwill [member]
Statement Line Items [Line Items]
Balance		0
Balance		0	0
Balance		0	0
Accumulated depreciation, amortisation and impairment [member] | Brand names [member]
Statement Line Items [Line Items]
Balance		0
Balance		0	0
Balance		0	0
Accumulated depreciation, amortisation and impairment [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Balance	[1]	(580)
Balance	[1]	(1,116)	(580)
Balance	[1]	(1,116)	(580)
Accumulated depreciation, amortisation and impairment [member] | Copyrights, patents and other industrial property rights, service and operating rights [member]
Statement Line Items [Line Items]
Balance	[1]	(1,768)
Balance	[1]	(3,478)	(1,768)
Balance	[1]	$ (3,478)	$ (1,768)

[1]	Customer relationships and Trademarks were acquired as part of business combinations and are amortized on a straight-line based over their estimated useful lives (14 years for Customer relationships, 12 to 16 years for Trademarks). Amortization for the year ended December 31, 2025, 2024, and 2023 was $2.2 million, $2.3 million, and $0 respectively.